Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended	7 Months Ended
	Aug. 07, 2020	Jun. 04, 2020	Sep. 21, 2020	Aug. 04, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Textual)
Cost of founders shares		$ 25,000
Related party transaction, description				1.1-for-1 common stock split (the “Stock Split”) resulting in 7,906,250 shares outstanding held as follows: 33,000 shares by each of Wayne Perry, Dennis Weibling and Cathleen A. Massey, its independent directors, 165,000 shares held by Craig O. McCaw, 110,000 shares held by Randy Russell, 88,000 shares held by R. Gerard Salemme, 44,000 shares held by Steve Ednie, 262,900 shares held by other directors, officers, employees and consultants of Pendrell, and 7,137,350 shares held by the sponsor
Common stock, shares outstanding (in Shares)				7,906,250
Sponsor forfeited			$ 406,250
Business combination capital stock exchange other transaction, description	(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.					(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lock-up if (1) the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property.
Cover expenses		300,000
Payment offering expense		$ 1,000,000
Working capital loans						$ 1,500,000
Price per warrant (in Dollars per share)						$ 1.50
Administrative service fees per month				$ 10,000		$ 10,000
Administrative service fees						$ 48,710
Sponsor forfeited share (in Shares)			406,250
Services and fees					$ 30,000
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Underwriters issued and outstanding shares percentage			20.00%
Class B Common Stock [Member]
Related Party Transactions (Textual)
Common stock exchange for issuance shares (in Shares)		7,187,500
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)					7,500,000	7,500,000